Matthews India Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.0%
	Shares	Value
Financials: 35.2%
Banks: 21.4%
HDFC Bank, Ltd.	106,454	$821,059
ICICI Bank, Ltd.	49,200	625,525
State Bank of India	41,599	429,548
Axis Bank, Ltd.	26,082	319,341
Kotak Mahindra Bank, Ltd.	47,052	175,312
Federal Bank, Ltd.	32,922	90,038
Canara Bank	39,797	51,798
HDFC Bank, Ltd. ADR	1,292	32,145
		2,544,766
Consumer Finance: 8.9%
Bajaj Finance, Ltd.	48,014	405,758
Shriram Finance, Ltd.	43,757	402,330
Cholamandalam Investment and Finance Co., Ltd.	13,999	199,944
SBI Cards & Payment Services, Ltd.	8,430	56,477
		1,064,509
Insurance: 4.6%
Max Financial Services, Ltd.[a]	11,749	184,654
Star Health & Allied Insurance Co., Ltd.[a]	37,059	178,753
Canara HSBC Life Insurance Co., Ltd.[a]	63,086	93,550
ICICI Lombard General Insurance Co., Ltd.[b,c]	3,436	61,968
PB Fintech, Ltd.[a]	1,827	27,503
		546,428
Capital Markets: 0.3%
Nippon Life India Asset Management, Ltd.[b,c]	3,559	30,080
Total Financials		4,185,783

Consumer Discretionary: 25.9%
Hotels, Restaurants & Leisure: 9.3%
Eternal, Ltd.[a]	324,454	783,284
Swiggy, Ltd.[a]	96,996	265,937
Le Travenues Technology, Ltd.[a,c]	31,948	58,925
		1,108,146
Automobiles: 6.3%
Mahindra & Mahindra, Ltd.	9,479	295,287
TVS Motor Co., Ltd.	5,046	178,956
Maruti Suzuki India, Ltd.	928	120,402
Eicher Motors, Ltd.	1,689	117,279
Ather Energy, Ltd.[a]	5,239	41,647
		753,571
Specialty Retail: 6.1%
Thanga Mayil Jewellery, Ltd.	16,507	596,227
Lenskart Solutions, Ltd.[a]	24,621	129,609
		725,836
Textiles, Apparel & Luxury Goods: 2.5%
Campus Activewear, Ltd.	75,091	173,262
Titan Co., Ltd.	2,836	118,148
		291,410
Automobile Components: 1.2%
Automotive Axles, Ltd.	5,536	90,299

	Shares	Value
Sona Blw Precision Forgings, Ltd.[b,c]	9,327	$47,348
		137,647
Household Durables: 0.5%
Crompton Greaves Consumer Electricals, Ltd.	25,093	59,155
Total Consumer Discretionary		3,075,765

Consumer Staples: 8.4%
Food Products: 4.1%
Marico, Ltd.	38,052	295,253
Tata Consumer Products, Ltd.	18,157	194,264
Kwality Wall’s India, Ltd.[a]	7,294	1,728
		491,245
Personal Care Products: 3.0%
Hindustan Unilever, Ltd.	11,976	259,498
Godrej Consumer Products, Ltd.	9,328	96,852
		356,350
Beverages: 0.7%
Varun Beverages, Ltd.	19,457	78,793
Tobacco: 0.6%
ITC, Ltd.	23,076	69,995
Total Consumer Staples		996,383

Information Technology: 7.9%
IT Services: 4.6%
Infosys, Ltd.	18,606	245,324
Persistent Systems, Ltd.	2,513	129,220
LTIMindtree, Ltd.[b,c]	2,037	86,202
Coforge, Ltd.	7,099	83,430
		544,176
Electronic Equipment, Instruments & Components: 1.9%
Avalon Technologies, Ltd.[a,b,c]	16,012	156,661
Syrma SGS Technology, Ltd.	8,224	67,033
		223,694
Software: 0.9%
AurionPro Solutions, Ltd.	9,187	70,194
Capillary Technologies India, Ltd.[a]	7,745	39,150
		109,344
Communications Equipment: 0.5%
Sterlite Technologies, Ltd.[a]	31,291	58,182
Total Information Technology		935,396

Health Care: 7.1%
Pharmaceuticals: 4.9%
Neuland Laboratories, Ltd.	2,187	277,316
Amrutanjan Health Care, Ltd.	19,188	99,866
Sun Pharmaceutical Industries, Ltd.	4,006	74,216
Aether Industries, Ltd.[a]	5,991	69,133
Lupin, Ltd.	2,590	63,185
		583,716
Health Care Providers & Services: 1.0%
Metropolis Healthcare, Ltd.[b,c]	27,444	125,576

Matthews India Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Technology: 0.7%
Inventurus Knowledge Solutions, Ltd.[a]	5,969	$83,598
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	933	58,499
Total Health Care		851,389

Industrials: 5.0%
Machinery: 2.3%
Thermax, Ltd.	4,490	154,357
Cummins India, Ltd.	2,561	121,506
		275,863
Electrical Equipment: 1.0%
Bharat Heavy Electricals, Ltd.	24,070	62,301
CG Power & Industrial Solutions, Ltd.	7,275	50,243
		112,544
Passenger Airlines: 0.9%
InterGlobe Aviation, Ltd.[b,c]	2,586	107,517
Air Freight & Logistics: 0.8%
Delhivery, Ltd.[a]	22,116	97,163
Total Industrials		593,087

Communication Services: 3.8%
Wireless Telecommunication Services: 3.3%
Bharti Airtel, Ltd.	21,186	398,128
Diversified Telecommunication Services: 0.5%
HFCL, Ltd.	84,126	60,188
Total Communication Services		458,316

Energy: 3.7%
Oil, Gas & Consumable Fuels: 3.7%
Reliance Industries, Ltd.	31,257	442,877
Total Energy		442,877

Materials: 2.0%
Construction Materials: 1.2%
UltraTech Cement, Ltd.	1,322	149,764
Metals & Mining: 0.5%
Mishra Dhatu Nigam, Ltd.[b,c]	19,200	54,746
Chemicals: 0.3%
Navin Fluorine International, Ltd.	500	32,486
Total Materials		236,996

TOTAL COMMON EQUITIES		11,775,992
(Cost $12,587,152)
PREFERRED EQUITIES: 0.0%
	Shares	Value
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[a]	17,180	$1,857
Total Consumer Discretionary		1,857

TOTAL PREFERRED EQUITIES		1,857
(Cost $0)
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	66,480	66,480
(Cost $66,480)

Total Investments: 99.6%		11,844,329
(Cost $12,653,632)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		46,385
Net Assets: 100.0%		$11,890,714

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $670,098, which is 5.64% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).